FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement Inputs (Q2) (Details)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Expected life of the options to convert	5 years	5 years
Private Placement Warrant [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	5 years 3 months	5 years 5 months 12 days	5 years 11 months 12 days
Private Placement Warrant [Member] | Common Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.27	10.13	9.77
Private Placement Warrant [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.045	0.1020	0.2259
Private Placement Warrant [Member] | Risk-Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0301	0.0130	0.0050
Private Placement Warrant [Member] | Dividend Yield [Member]
Fair Value Measurements [Abstract]
Measurement input	0	0	0
FPA Liability - Committed [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	3 months	5 months 12 days	11 months 12 days
FPA Liability - Committed [Member] | Common Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.27	10.13	9.77
FPA Liability - Committed [Member] | Risk-Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0172	0.0017	0.0010
FPA Liability - Optional [Member]
Fair Value Measurements [Abstract]
Expected life of the options to convert	3 months	5 months 12 days	11 months 12 days
FPA Liability - Optional [Member] | Common Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	10.27	10.13	9.77
FPA Liability - Optional [Member] | Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	0.045	0.050	0.10
FPA Liability - Optional [Member] | Risk-Free Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.0172	0.0017	0.0010